2 SIGNIFICANT ACCOUNTING POLICIES: Arrangements with multiple deliverables (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Arrangements with multiple deliverables

Arrangements with multiple deliverables

Many of the Company’s arrangements with customers include multiple performance obligations such as campaign development and campaign management which are delivered at varying times. In these cases, the Company treats the delivered items as separate performance obligations of accounting if they have value to the customer on a stand-alone basis and, where the arrangement includes a general right of return relative to the delivered item, delivery or performance of undelivered items is considered probable and substantially in the Company’s control. The Company allocates the total arrangement consideration to all performance obligations using its best estimate of their relative fair value, since vendor specific objective or third-party evidence of the selling price is generally unavailable. It then recognizes revenue on the different performance obligations in accordance with the policies set out above.